NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Schedule of computation of the basic and diluted net loss per share attributable to common stockholders

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss attributable to Common Stockholders	$(11,238,803)	$(3,548,962)	$(17,226,044)	$(9,353,340)
Denominator:
Weighted-average common shares outstanding	16,115,254	24,713,218	16,071,719	24,611,666

Net loss per share attributable to Common Stockholders, basic and diluted	$(0.70)	$(0.14)	$(1.07)	$(0.38)

	2022	2021
Numerator:
Net loss attributable to common stockholders	$(7,145,320)	$(5,977,407)
Denominator:
Weighted-average common shares outstanding	10,021,632	3,957,783
Net loss per share attributable to common stockholders, basic and diluted	$(0.71)	$(1.51)

Schedule of potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Common Stock upon conversion of redeemable convertible preferred stock A	—	4,214,422	—	4,214,422
Common Stock upon conversion of redeemable convertible preferred stock B	—	7,288,333	—	7,288,333
Non-vested shares of Series C common stock	—	638,972	—	638,972
Warrants to purchase redeemable convertible preferred stock B, as-converted	—	322,223	—	322,223
Series A Preferred Stock	9,526,000	—	9,526,000	—
Warrants to purchase Common Stock	11,066,611	—	11,066,611	—
Options to purchase Common Stock	1,465,817	—	1,465,817	—
Senior Convertible Notes	5,858,842	—	5,858,842	—
Subordinated Convertible Notes	13,032,835	—	13,032,835	—
Total	40,950,105	12,463,950	40,950,105	12,463,950

	2022	2021
Series A common stock upon conversion of redeemable convertible preferred stock A	—	4,214,422
Series A common stock upon conversion of redeemable convertible preferred stock B	—	7,288,333
Non-vested shares of Series C common stock	—	912,692
Senior and Subordinated Convertible Notes	3,179,410	—
Shares subject to warrants to purchase common stock	6,512,087	322,223
Total	9,691,497	12,737,670